UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: August 31

Date of reporting period: July 1, 2009–June 30, 2010

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Effective May 31, 2010, Western Asset/ Citi Premium Liquid Reserves was renamed Western Asset Premium Liquid Reserves and Western Asset/ Citi Premium U.S. Treasury Reserves was renamed Western Asset U.S. Treasury Reserves.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05812
Reporting Period: 07/01/2009 - 06/30/2010
Legg Mason Partners Premium Money Market Trust

==================== Western Asset Premium Liquid Reserves =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Premium Tax Free Reserves ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Premium U.S. Treasury Reserves =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 4, 2010